Shareholder Report, Line Graph (Details) LMF5900_Western Asset Short Duration High Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 15,491	$ 14,363	$ 13,199	$ 12,376	$ 13,109	$ 11,684	$ 11,730	$ 11,264	$ 10,805	$ 9,775	$ 16,337
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949	10,000	$ 11,431
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	$ 16,362	$ 15,053	$ 13,634	$ 12,866	$ 13,447	$ 12,039	$ 12,041	$ 11,508	$ 11,041	$ 10,000	$ 17,174